Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 873	$ 925
Investments (short-term deposits)	5,063	4,858
Total	$ 5,936	$ 5,783	[1]	$ 7,721		$ 4,218

[1]	See the Accounting Policies on page 181 for further details.